Schedule of Allocation of Plan Assets (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Target allocation	100.00%
Percentage of plan assets	100.00%	100.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation	31.00%
Percentage of plan assets	28.00%	35.00%
Expected return on plan assets	10.80%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation	61.00%
Percentage of plan assets	66.00%	60.00%
Expected return on plan assets	6.10%
Real Estate And Private Equity
Defined Benefit Plan Disclosure [Line Items]
Target allocation	8.00%
Percentage of plan assets	6.00%	5.00%
Expected return on plan assets	12.50%